Common Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 shares	Dec. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Subsidiary, Sale of Stock [Line Items]
Treasury stock, value	¥ 29,513	¥ 29,513		$ 4,220
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock shares repurchased | shares	0	3,546,960	30,333,340
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock voting rights per share	one vote
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock voting rights per share	15
American Depositary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program authorized amount | $					$ 5,000	$ 5,000